REVENUE	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 12 – REVENUE

In October 2019, the Company entered into a research collaboration and option agreement with MSD (Merck Sharp & Dohme Corp.) (“the MSD Agreement”). The MSD Agreement is for the use of the Company’s MicroRx discovery platform to discover, design and develop mucosal vaccines candidates derived from selected 4D Live Biotherapeutics (“LBP”), when used in conjunction with selected antigens from MSD in up to three indications. The MSD Agreement covers the grant of a non-exclusive, non-transferable, sublicensable license under Company patent rights and know-how to perform MSD’s activities under the research program and work plan. The MSD Agreement also specifies the Company’s obligation to conduct research and development activities during the three-year research program term. A joint research committee will direct the research program and its activities are indistinguishable from the research services being provided.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

The non-exclusive license is considered of limited value without the Company’s development activities during the research term. As such, the license is not capable of being distinct until after successful identification of candidates, grant of an exclusive license, clinical development and regulatory approval and alone do not have standalone functionality to MSD. On analyses of market deal terms, Management determined that analyzed collectively, the option payments for exclusive licenses are at market for a development and commercialization license on a pre-clinical mucosal vaccine candidate and do not represent options that provide a material right to MSD and therefore do not give rise to a performance obligation in the contract.

Under the MSD Agreement, the Company received a non-refundable, upfront payment, of $2.5 million, a $5 million equity investment, and is eligible to receive up to $347.5 million per indication in option exercise fees and in development, regulatory and sales milestone payments, ranging from low seven figures to high eight figures, plus royalties on sales of any licensed product deriving from the collaboration. Such royalty rates range from low- to high-single digit royalties. The option payments for exclusive license and achievement and timing of the milestones depend on the success of identifying candidates, development, approval and sales progress, if any, of vaccines in the future.

The Company has initially estimated a total transaction price of $2.5 million, consisting of the fixed upfront payment determined to be the single bundled performance obligation consisting of the non-exclusive license, research and development services and governance activities. Upon execution of the MSD Agreement and as of June 30, 2021, variable consideration consisting of exclusive option license payments and milestone payments has been constrained and excluded from the transaction price given the significant uncertainty of achievement of the development and regulatory milestones.

The Company has allocated the transaction price entirely to the single bundled performance obligation and recorded the $2.5 million initially as deferred revenue and will recognize revenue over the period the research and development services are provided using an input method as a measure of progress towards completion of the performance obligation according to actual research and development costs and labor effort incurred compared to the estimated total research and development costs and labor effort, to estimate progress toward satisfaction of the performance obligation, and will remeasure its progress towards completion of the performance obligation at the end of each reporting period. For the six months ended June 30, 2021 and 2020, the Company recognized $321 and $239, respectively, in collaboration revenues. Associated development costs and labor effort of $848 and $278 are included within research and development costs in the consolidated statements of operations and comprehensive loss for the six months ended June 30, 2021 and 2020, respectively.

Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as a current portion of deferred revenue in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion. As of June 30, 2021, the Company has $1,141 as current deferred revenues and $180 as long-term deferred revenues. As of December 31, 2020, the Company had $1,318 as current deferred revenues and $306 as long term deferred revenues.